United States
            Securities and Exchange Commission
                    Washington, DC 20549


                          Form 13F

                     Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:	9/30/04

Check here if Amendment:  [  ]    Amendment number:  [  ]

This Amendment (check only one):

  [ ] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        The Managers Funds LLC
Address:     800 Connecticut Avenue
             Norwalk, CT 06854

13F File Number:   28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald S. Rumery
        ----------------
Title:	Treasurer
Phone:	(203) 299-3522

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

Signature, Place and Date of Signing:

/s/ Donald S. Rumery
--------------------
Donald S. Rumery
Norwalk, Connecticut
October 18, 2004

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[X]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

13F File Number	        Name
----------------        ----------------------------------
28-6126                 Armstrong Shaw Associates, Inc.
28-7808	                Osprey Partners Investment Management, LLC
28-5934                 Bramwell Capital Management, Inc.
28-878                  Essex Investment Management Company, LLC
28-4496                 Kalmar Investment Advisers, Inc.
28-6932                 Kern Capital Management LLC
28-1982                 Westport Asset Management, Inc.
28-5324                 Skyline Asset Management, L.P.
28-1345                 Donald Smith & Co., Inc.
28-4099                 Loomis Sayles & Co., LP
28-10469                Lazard Asset Management LLC
28-05835                Chicago Equity Partners, LLC
28-2338                 Oak Associates, ltd.
28-399                  Rexiter Capital Management Limited
                           (State Street Corporation)
28-5582                 First Quadrant, L.P.
28-3869                 Rorer Asset Management, LLC
28-5136                 Systematic Financial Management, LLP
28-6222                 The Burridge Group LLC
28-694                  J.P. Morgan Investment Management Inc.
28-517                  Wellington Management Company, LLP

FORM 13F SUMMARY PAGE

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         --

Form 13F Information Table Value Total:         --



List of Other Included Managers:
--------------------------------
Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      13F File Number    Name
----     ---------------    ------------------------
1           28-04975        Affiliated Managers Group, Inc.